CERTIFICATE

                             PC&J Preservation Fund

                         File Nos. 2-95285 and 811-4204

         The undersigned, Secretary of the PC&J Preservation Fund (the `Trust'), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the `Act'), hereby certifies that :

         1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 18, the most recent amendment; and

         2. The text of Post-Effective Amendment No. 18 has been filed electronically.


Date: April 27, 2000                         PC&J PRESERVATION FUND

                                             By: /s/ James M. Johnson
                                                 ------------------------------
                                                 James M. Johnson, Secretary